Employee Benefits Plan - Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [Line Items]
Beginning of period	$ 1,399	$ 1,292
Interest income	(32)	(51)
Contributions by employer	(584)	(85)
Administration fees disbursements	(13)	(20)
Settlement	5
Exchange differences	30	(32)
Other	(4)	16
End of period	954	1,399
Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	6,164	5,944
Interest income	205	216
Return on plan assets excluding amounts included in interest income	439	939
Contributions by employer	584	85
Contributions by employees	11	11
Benefits paid	(346)	(287)
Administration fees disbursements	(11)	(19)
Settlement	(307)
Exchange differences	397	(725)
Other	6
End of period	7,142	6,164
Funded Plans [Member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(16)	(33)
Administration fees disbursements	(12)	(19)
Settlement	5
Funded Plans [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	6,164	5,944
Interest income	205	216
Return on plan assets excluding amounts included in interest income	439	939
Contributions by employer	557	55
Contributions by employees	9	9
Benefits paid	(318)	(258)
Administration fees disbursements	(10)	(18)
Settlement	(307)
Exchange differences	397	(725)
Other	6	2
End of period	7,142	6,164
Unfunded Plans [Member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(12)	(13)
Administration fees disbursements	(1)	(1)
Unfunded Plans [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	20	21
Benefits paid	(19)	(18)
Administration fees disbursements	(1)	(1)
Other		(2)
Other Post Employment Benefits [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	140	157
Interest income	(4)	(5)
Exchange differences	4	(1)
Other	(1)	(1)
End of period	142	140
Other Post Employment Benefits [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	7	9
Contributions by employees	2	2
Benefits paid	$ (9)	$ (11)